PRINCIPAL ACCOUNTING POLICIES - Summary of outstanding and exercisable options (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥)
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	5,523,515
Number of shares, exercisable	3,228,073
Assumptions
Weighted average fair value of options granted (in dollars per share) | $ / shares	$ 140.95		$ 109.93		$ 78.10
Unrecognized compensation cost | $	$ 197
Weighted average recognized period		2 years 10 months 24 days
Total cash received from the exercise of share options | ¥		¥ 211,720,242		¥ 52,117,597		¥ 184,579,173
35.00-58.99
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	677,760
Weighted-average exercise price, outstanding (in dollars per share) | $ / shares	$ 38.02
Weighted-average remaining contractual life (years), outstanding		1 month 6 days
Number of shares, exercisable	677,760
Weighted-average exercise price, exercisable (in dollars per share) | $ / shares	$ 38.02
Weighted-average remaining contractual life (years), exercisable		1 month 6 days
59.00-77.99
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	1,120,518
Weighted-average exercise price, outstanding (in dollars per share) | $ / shares	$ 77.12
Weighted-average remaining contractual life (years), outstanding		4 years 4 days
Number of shares, exercisable	892,716
Weighted-average exercise price, exercisable (in dollars per share) | $ / shares	$ 76.46
Weighted-average remaining contractual life (years), exercisable		3 years 11 months 23 days
78.00-96.99
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	510,008
Weighted-average exercise price, outstanding (in dollars per share) | $ / shares	$ 91.52
Weighted-average remaining contractual life (years), outstanding		2 years 2 months 9 days
Number of shares, exercisable	510,008
Weighted-average exercise price, exercisable (in dollars per share) | $ / shares	$ 91.52
Weighted-average remaining contractual life (years), exercisable		2 years 2 months 9 days
97.00-129.99
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	369,445
Weighted-average exercise price, outstanding (in dollars per share) | $ / shares	$ 105.01
Weighted-average remaining contractual life (years), outstanding		2 years 8 months 16 days
Number of shares, exercisable	369,445
Weighted-average exercise price, exercisable (in dollars per share) | $ / shares	$ 105.01
Weighted-average remaining contractual life (years), exercisable		2 years 8 months 16 days
130.00- 259.99
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	2,845,784
Weighted-average exercise price, outstanding (in dollars per share) | $ / shares	$ 236.86
Weighted-average remaining contractual life (years), outstanding		6 years 5 months 16 days
Number of shares, exercisable	778,144
Weighted-average exercise price, exercisable (in dollars per share) | $ / shares	$ 185.94
Weighted-average remaining contractual life (years), exercisable		5 years 7 months 17 days